Investment securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Marketable securities
Schedule of net investment income

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(Millions)	2018	2017	2018	2017
Fixed maturity investments	$14.2	$12.7	$37.8	$40.6
Short-term investments	2.4	—	3.7	0.1
Equity securities	5.9	1.0	14.2	3.9
Other long-term investments	2.7	1.6	5.2	7.3
Total investment income	25.2	15.3	60.9	51.9
Investment expenses	(3.4)	(3.2)	(9.1)	(7.7)
Net investment income	$21.8	$12.1	$51.8	$44.2

	2017	2016	2015
	(Millions)
Fixed maturity investments	$51.5	$58.0	$45.1
Short-term investments	1.5	0.9	2.2
Equity securities	5.1	4.1	5.9
Convertible fixed maturity investments	—	—	0.1
Other long-term investments	8.5	4.9	(0.3)
Interest on funds held under reinsurance treaties	—	(0.5)	(0.5)
Total investment income	66.6	67.4	52.5
Investment expenses	(9.8)	(11.2)	(12.6)
Net investment income	$56.8	$56.2	$39.9

Schedule of net realized and unrealized investment (losses) gains

	For the Three Months Ended		For The Nine Months Ended
	September 30,		September 30,
(Millions)	2018	2017	2018	2017
Gross realized gains	$11.3	$10.3	$31.7	$39.2
Gross realized (losses)	(7.4)	(34.7)	(23.7)	(66.1)
Net realized gains (losses) on investments(1)(2)	3.9	(24.4)	8.0	(26.9)
Net unrealized (losses) gains on investments(3)(4)	(11.7)	(2.7)	29.0	(25.2)
Net realized and unrealized (losses) gains on investments	$(7.8)	$(27.1)	$37.0	$(52.1)

(1)Includes $4.7 and $(21.0) of realized gains (losses) due to foreign currency for the three months ended September 30, 2018 and 2017, respectively.

(2)Includes $10.7 and $(20.2) of realized gains (losses) due to foreign currency for the nine months ended September 30, 2018 and 2017, respectively.

(3)Includes $(5.5) and $(13.8) of unrealized (losses) due to foreign currency for the three months ended September 30, 2018 and 2017, respectively.

(4)Includes $43.1 and $(58.3) of unrealized gains (losses) due to foreign currency for the nine months ended September 30, 2018 and 2017, respectively.

	2017	2016	2015
	(Millions)
Gross realized gains	$24.4	$310.8	$154.3
Gross realized (losses)	(51.6)	(22.5)	(15.8)
Net realized (losses) gains on investments(1)(2)	(27.2)	288.3	138.5
Net unrealized (losses) gains on investments(3)(4)	(10.5)	(238.2)	102.5
Net realized and unrealized investment (losses) gains on investments	$(37.7)	$50.1	$241.0
(1)	Includes $(19.1), $50.0, and $70.6 of realized (losses) gains due to foreign currency during 2017, 2016, and 2015, respectively.
(2)	Includes net realized gains of $222.5 related to Symetra in 2016. (See Note 20.)
(3)	Includes $(51.7), $(7.7), and $(15.4) of unrealized (losses) due to foreign currency during 2017, 2016, and 2015, respectively.
(4)	Includes net unrealized gains of $218.5 related to Symetra in 2015. (See Note 20.)

Schedule of net realized investment gains (losses)

	For the Three Months		For The Nine Months
	Ended September 30,		Ended September 30,
(Millions)	2018	2017	2018	2017
Fixed maturity investments (1)	$4.2	$(16.2)	$5.0	$(19.3)
Equity securities (1)	(0.6)	1.2	(0.4)	0.7
Other long-term investments (1)	0.3	(9.4)	3.4	(8.3)
Net realized investment gains (losses)	$3.9	$(24.4)	$8.0	$(26.9)

(1)Three months ended September 30, 2017 figures have been revised, which increased net realized investment (losses) gains by $(2.7) for fixed maturity investments, $0.9 for equity securities and $1.8 for other long-term investments.

	2017	2016	2015
	(Millions)
Fixed maturity investments	$(19.1)	$57.4	$75.1
Equity securities	0.1	231.9	60.9
Other long-term investments	(8.2)	(1.0)	2.5
Net realized investment (losses) gains	$(27.2)	$288.3	$138.5

Schedule of net unrealized investment gains (losses)

	For the Three Months		For The Nine Months
	Ended September 30,		Ended September 30,
(Millions)	2018	2017	2018	2017
Fixed maturity investments (1)	$(8.6)	$(8.3)	$12.2	$(34.9)
Equity securities (1)	0.9	10.9	2.1	13.4
Other long-term investments (1)	(4.0)	(5.3)	14.7	(3.7)
Net unrealized investment (losses) gains	$(11.7)	$(2.7)	$29.0	$(25.2)

(1)Three months ended September 30, 2017 figures have been revised, which increased net unrealized investment gains (losses) by $2.2 for fixed maturity investments and $(2.2) for other long-term investments.

	2017	2016	2015
	(Millions)
Fixed maturity investments	$(41.3)	$(25.0)	$(46.1)
Equity securities	25.2	(214.5)	162.9
Other long-term investments	5.6	1.3	(14.3)
Net unrealized investment (losses) gains	$(10.5)	$(238.2)	$102.5

Level 3
Marketable securities
Schedule of net unrealized investment gains (losses)

	For the Three Months		For The Nine Months
	Ended September 30,		Ended September 30,
(Millions)	2018	2017	2018	2017
Fixed maturity investments	$0.1	$—	$(2.0)	$(0.1)
Equity securities	—	—	—	0.1
Other long-term investments	(1.6)	0.7	6.1	0.4
Total unrealized investment (losses) gains - Level 3 investments	$(1.5)	$0.7	$4.1	$0.4

	2017	2016	2015
	(Millions)
Fixed maturity investments	$(0.2)	$(0.1)	$—
Equity securities	0.1	—	6.6
Other long-term investments	(0.6)	1.2	(0.4)
Total unrealized investment (losses) gains - Level 3 investments	$(0.7)	$1.1	$6.2

Hedge funds and Private equity funds
Marketable securities
Schedule of redemption frequency and advance notice period requirements for investments

The following summarizes the September 30, 2018 fair value of hedge funds subject to restrictions on redemption frequency and advance notice period requirements for investments in active hedge funds:

	Notice Period
Redemption Frequency
(Millions)	30-59 days notice	60-89 days notice	90-119 days notice	120+ days notice	Total
Monthly	$—	$28.7	$—	$—	$28.7
Quarterly	0.8	—	—	—	0.8
Semi-annual	—	0.9	—	—	0.9
Annual	—	18.6	52.2	0.1	70.9
Total	$0.8	$48.2	$52.2	$0.1	$101.3

The following summarizes the December 31, 2017 fair value of hedge funds subject to restrictions on redemption frequency and advance notice period requirements for investments in active hedge funds:

	Notice Period
	30-59 days	60-89 days	90-119 days	120+ days
Redemption Frequency	notice	notice	notice	notice	Total
	(Millions)
Monthly	$—	$31.5	$—	$—	$31.5
Quarterly	1.0	—	—	—	1.0
Semi-annual	—	1.0	—	—	1.0
Annual	—	—	26.6	0.1	26.7
Total	$1.0	$32.5	$26.6	$0.1	$60.2

Private equity securities
Marketable securities
Schedule of investment securities by lock-up period.

As of September 30, 2018, investments in private equity funds were subject to lock-up periods as follows:

(Millions)	1 - 3 years	3 – 5 years	5 – 10 years	Total
Private Equity Funds – expected lock-up period remaining	$27.5	$4.5	$148.2	$180.2

As of December 31, 2017, investments in private equity funds were subject to lock-up periods as follows:

	1 - 3 years	3 – 5 years	5 – 10 years	Total
	(Millions)
Private Equity Funds—expected lock up period remaining	$7.1	$6.1	$131.9	$145.1

Fixed maturity investments
Marketable securities
Schedule of investment securities and other long-term investments

	September 30, 2018
				Net foreign
	Cost or	Gross	Gross	currency gains
(Millions)	amortized cost	unrealized gains	unrealized losses	(losses)	Fair value
Corporate debt securities	$792.3	$1.3	$(9.3)	$10.5	$794.8
Residential mortgage-backed securities	452.0	0.1	(14.4)	6.2	443.9
Asset-backed securities	412.3	0.1	(1.1)	2.3	413.6
Commercial mortgage-backed securities	155.1	0.4	(3.5)	0.8	152.8
U.S. government and government agency	112.5	—	(1.2)	4.4	115.7
Non-U.S. government and government agency	45.4	—	(0.3)	0.7	45.8
Preferred stocks	13.2	0.9	(2.6)	0.1	11.6
U.S. States, municipalities and political subdivision	1.4	—	—	—	1.4
Total fixed maturity investments	$1,984.2	$2.8	$(32.4)	$25.0	$1,979.6

	December 31, 2017
				Net foreign
	Cost or	Gross	Gross	currency gains
(Millions)	amortized cost	unrealized gains	unrealized losses	(losses)	Fair value
Corporate debt securities	$1,017.0	$3.1	$(4.8)	$(0.8)	$1,014.5
Residential mortgage-backed securities(1)	300.7	0.1	(5.6)	(1.7)	293.5
Asset-backed securities	478.1	0.4	(0.6)	(2.5)	475.4
Commercial mortgage-backed securities(1)	193.8	0.8	(3.6)	—	191.0
Non-U.S. government and government agency	106.8	0.1	(0.9)	1.2	107.2
U.S. government and government agency	85.8	—	(0.8)	(0.2)	84.8
Preferred stocks	9.3	0.3	—	0.2	9.8
U.S. States, municipalities and political subdivision	3.8	—	—	—	3.8
Total fixed maturity investments	$2,195.3	$4.8	$(16.3)	$(3.8)	$2,180.0

(1)2017 figures have been revised to correct for a misclassification in prior disclosure of subcategories within residential mortgage-backed securities and commercial mortgage-backed securities. Cost or amortized cost and fair value balances increased by $41.4 for residential mortgage-backed securities and decreased by the same amounts for commercial mortgage-backed securities. Gross unrealized losses and net foreign currency gains (losses) increased by $0.3 for residential mortgage-backed securities and decreased by the same amounts for commercial mortgage-backed securities.

	2017
				Net
				foreign
	Cost or	Gross	Gross	currency
	amortized	unrealized	unrealized	gains
	cost	gains	losses	(losses)	Fair value
	(Millions)
Corporate debt securities	$1,017.0	$3.1	$(4.8)	$(0.8)	$1,014.5
Asset-backed securities	478.1	0.4	(0.6)	(2.5)	475.4
Residential mortgage-backed securities	259.3	0.1	(5.3)	(2.0)	252.1
Commercial mortgage-backed securities	235.2	0.8	(3.9)	0.3	232.4
Non-U.S. government and government agency	106.8	0.1	(0.9)	1.2	107.2
U.S. government and government agency	85.8	—	(0.8)	(0.2)	84.8
Preferred stocks	9.3	0.3	—	0.2	9.8
U.S. States, municipalities and political subdivision	3.8	—	—	—	3.8
Total fixed maturity investments	$2,195.3	$4.8	$(16.3)	$(3.8)	$2,180.0

	2016
				Net
				foreign
	Cost or	Gross	Gross	currency
	amortized	unrealized	unrealized	gains
	cost	gains	losses	(losses)	Fair value
	(Millions)
Corporate debt securities	$1,462.1	$8.7	$(12.9)	$20.1	$1,478.0
Asset-backed securities	462.6	0.8	(0.7)	5.1	467.8
Residential mortgage-backed securities	471.6	0.3	(9.5)	7.1	469.5
Commercial mortgage-backed securities	230.2	0.5	(3.7)	1.6	228.6
Non-U.S. government and government agency	148.7	0.3	(1.7)	(0.8)	146.5
U.S. government and government agency	84.8	—	(0.6)	5.2	89.4
Preferred stocks	10.2	0.3	—	0.3	10.8
U.S. States, municipalities and political subdivision	1.0	—	—	—	1.0
Total fixed maturity investments	$2,871.2	$10.9	$(29.1)	$38.6	$2,891.6

Schedule of fixed maturity investment by contractual maturity

	September 30, 2018		December 31, 2017
(Millions)	Cost or amortized cost	Fair value	Cost or amortized cost	Fair value
Due in one year or less	$233.8	$238.6	$106.3	$106.5
Due after one year through five years	691.4	693.6	1,009.0	1,006.4
Due after five years through ten years	26.2	25.3	71.2	70.8
Due after ten years	0.2	0.2	26.9	26.6
Mortgage-backed and asset-backed securities	1,019.4	1,010.3	972.6	959.9
Preferred stocks	13.2	11.6	9.3	9.8
Total	$1,984.2	$1,979.6	$2,195.3	$2,180.0

	2017		2016
	Cost or		Cost or
	amortized		amortized
	cost	Fair value	cost	Fair value
	(Millions)
Due in one year or less	$106.3	$106.5	$116.3	$122.5
Due after one year through five years	1,009.0	1,006.4	1,155.0	1,171.2
Due after five years through ten years	71.2	70.8	398.4	394.8
Due after ten years	26.9	26.6	26.9	26.4
Mortgage-backed and asset-backed securities	972.6	959.9	1,164.4	1,165.9
Preferred stocks	9.3	9.8	10.2	10.8
Total	$2,195.3	$2,180.0	$2,871.2	$2,891.6

Schedule of ratings and fair value of fixed maturity investments

(Millions)	September 30, 2018	December 31, 2017
AAA	$571.9	$689.4
AA	768.9	635.2
A	350.3	416.4
BBB	198.4	333.8
Other	90.1	105.2
Total fixed maturity investments(1)	$1,979.6	$2,180.0

(1)Credit ratings are assigned based on the following hierarchy: 1) Standard & Poor’s ("S&P") and 2) Moody’s Investor Service ("Moody's").

	2017	2016
	(Millions)
AAA	$689.4	$636.5
AA	635.2	964.9
A	416.4	543.3
BBB	333.8	640.5
Other	105.2	106.4
Total fixed maturity investments(1)	$2,180.0	$2,891.6
(1)	Credit ratings are assigned based on the following hierarchy: 1) Standard & Poor’s and 2) Moody’s Investor Service.

Fixed maturity investments | Mortgage-backed and Asset-backed Securities
Marketable securities
Schedule of investment securities and other long-term investments

(Millions)	September 30, 2018	December 31, 2017(1)
Mortgage-backed securities:
Agency:
Government National Mortgage Association	$60.5	$57.2
Federal National Mortgage Association	204.2	159.8
Federal Home Loan Mortgage Corporation	171.6	62.0
Total Agency(2)	436.3	279.0
Non-agency:
Residential	39.6	57.2
Commercial	120.8	148.3
Total Non-agency	160.4	205.5
Total Mortgage-backed Securities	596.7	484.5
Asset-backed Securities:
Credit Card Receivables	12.7	53.0
Vehicle Receivables	91.9	314.6
Other(3)	309.0	107.8
Total Asset-Backed Securities	413.6	475.4
Total Mortgage- and Asset-backed Securities(4)	$1,010.3	$959.9

 (1)2017 figures have been revised to correct for a misclassification in prior disclosure of subcategories within agency and non-agency mortgage-backed securities: total agency balances increased by $39.7 and total non-agency balances decreased by the same amount.

(2)Represents publicly traded mortgage-backed securities which carry the full faith and credit guaranty of the U.S. government (i.e., GNMA) or are guaranteed by a government-sponsored entity (i.e., FNMA, FHLMC).

(3)Includes $249.2 of collateralized loan obligations held in Sirius Group’s investment portfolio at September 30, 2018. There were no collateralized loan obligations held in Sirius Group’s investment portfolio at December 31, 2017.

(4)At September 30, 2018 and December 31, 2017, all mortgage-and asset-backed securities held by Sirius Group were classified as Level 2 investments.

	2017	2016
	(Millions)
Mortgage-backed securities:
Agency:
Government National Mortgage Association	$0.1	$77.3
Federal National Mortgage Association	96.6	287.2
Federal Home Loan Mortgage Corporation	142.6	88.2
Total Agency(1)	239.3	452.7
Non-agency:
Residential	12.8	16.8
Commercial	232.4	228.6
Total Non-agency	245.2	245.4
Total Mortgage-backed Securities	484.5	698.1
Asset-backed Securities:
Credit Card Receivables	53.0	99.1
Vehicle Receivables	314.6	260.6
Other	107.8	108.1
Total Asset-Backed Securities	475.4	467.8
Total Mortgage and Asset-backed Securities(2)	$959.9	$1,165.9
(1)

Represents publicly traded mortgage-backed securities which carry the full faith and credit guaranty of the U.S. government (i.e., GNMA) or are guaranteed by a government sponsored entity (i.e., FNMA, FHLMC).

(2)

At December 31, 2017, all mortgage-backed and asset-backed securities held by Sirius Group were classified as Level 2 investments. At December 31, 2016, $1,147.5 and $18.4 of mortgage-backed securities and asset backed securities held by Sirius Group were classified as Level 2 investments and Level 3 investments, respectively. (See Note 9).

Other long-term investments
Marketable securities
Schedule of investment securities and other long-term investments

(Millions)	September 30, 2018	December 31, 2017
Hedge funds and private equity funds	$281.5	$205.3
Limited liability companies and private equity securities	67.5	64.2
Total other long-term investments	$349.0	$269.5

	2017	2016
	(Millions)
Hedge funds and private equity funds	$205.3	$85.4
Limited liability companies and private equity securities	64.2	39.4
Total other long-term investments	$269.5	$124.8

Other long-term investments | Hedge funds and Private equity funds
Marketable securities
Summary of investment securities by investment objective and sector

	September 30, 2018		December 31, 2017
		Unfunded		Unfunded
(Millions)	Fair Value	Commitments	Fair Value	Commitments
Hedge funds:
Long/short multi-sector	$47.4	$—	$31.5	$—
Distressed mortgage credit	51.3	—	25.5	—
Other	2.6	—	3.2	—
Total hedge funds	101.3	—	60.2	—
Private equity funds:
Energy infrastructure & services	95.5	61.9	73.5	56.4
Multi-sector	8.7	0.7	9.5	1.0
Healthcare	32.8	16.3	23.4	28.6
Life settlement	23.3	—	21.5	—
Manufacturing/Industrial	18.5	3.5	15.9	5.1
Private equity secondaries	1.1	1.1	1.1	1.0
Real estate	0.3	—	0.2	—
Total private equity funds	180.2	83.5	145.1	92.1
Total hedge and private equity funds included in other long-term investments	$281.5	$83.5	$205.3	$92.1

	2017		2016
		Unfunded		Unfunded
	Fair Value	Commitments	Fair Value	Commitments
	(Millions)
Hedge funds:
Long/short multi-sector	$31.5	$—	$—	$—
Distressed mortgage credit	25.5	—	—	—
Other	3.2	—	3.7	—
Total hedge funds	60.2	—	3.7	—
Private equity funds:
Energy infrastructure & services	73.5	56.4	50.7	60.0
Multi-sector	9.5	1.0	8.9	1.5
Healthcare	23.4	28.6	19.4	24.4
Life settlement	21.5	—	—	—
Manufacturing/Industrial	15.9	5.1	0.4	19.6
Private equity secondaries	1.1	1.0	1.8	1.1
Real estate	0.2	—	0.3	—
Venture capital	—	—	0.2	—
Total private equity funds	145.1	92.1	81.7	106.6
Total hedge and private equity funds included in other long-term investments	$205.3	$92.1	$85.4	$106.6

Equity securities and Other long-term investments
Marketable securities
Schedule of investment securities and other long-term investments

	September 30, 2018
	Cost or amortized	Gross unrealized	Gross unrealized	Net foreign currency
(Millions)	cost	gains	losses	gains (losses)	Fair value
Equity securities	$406.4	$39.0	$(22.3)	$7.3	$430.4
Other long-term investments	$320.0	$26.7	$(5.9)	$8.2	$349.0

	December 31, 2017
	Cost or amortized	Gross unrealized	Gross unrealized	Net foreign currency
(Millions)	cost	gains	losses	gains (losses)	Fair value
Equity securities	$275.1	$29.3	$(5.1)	$(0.1)	$299.2
Other long-term investments	$255.5	$14.2	$(4.1)	$3.9	$269.5

	2017
				Net
				foreign
	Cost or	Gross	Gross	Currency
	amortized	unrealized	unrealized	gains
	cost	gains	losses	(losses)	Fair value
	(Millions)
Equity securities	$275.1	$29.3	$(5.1)	$(0.1)	$299.2
Other long-term investments	$255.5	$14.2	$(4.1)	$3.9	$269.5

	2016
				Net
				foreign
	Cost or	Gross	Gross	Currency
	amortized	unrealized	unrealized	gains
	cost	gains	losses	(losses)	Fair value
	(Millions)
Equity securities	$125.7	$0.1	$(2.7)	$(0.1)	$123.0
Other long-term investments	$115.8	$4.2	$(2.1)	$6.9	$124.8